VESSEL (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Vessels And Equipment Net [Abstract]
Cost	$ 86,068	$ 86,068
Accumulated depreciation	(46,509)	(43,678)
Net	39,559	42,390
Depreciation expense	$ 2,831	$ 2,831	$ 2,831